Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($) $ / shares shares	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following information is presented to disclose the relationship between executive “compensation actually paid,” as calculated under applicable SEC rules, and the Company’s financial performance.
Pay versus Performance Table
The following table provides information on the total compensation and compensation actually paid to our principal executive officer and to our other named executive officers, along with the total shareholder return of the Company and our executive compensation peer group, our net income and our adjusted operating income for the fiscal years 2023, 2022, 2021 and 2020. The Company-selected measure for evaluating pay versus performance is adjusted operating income. The Company-selected peer group is the Company’s compensation benchmarking peer group for 2023. The compensation actually paid to our named executive officers has been calculated in a manner consistent with Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for Principal Executive Officer(1) (Dreiling & Witynski)	Summary Compensation Table Total for Principal Executive Officer(2) (Philbin)	Compensation Actually Paid to Principal Executive Officer(1) (Dreiling & Witynski)	Compensation Actually Paid to Principal Executive Officer(2) (Philbin)	Average Summary Compensation Table Total for Non-Principal Executive Officer NEOs(3)	Average Compensation Actually Paid to Non- Principal Officer NEOs(3)(4)(6)
2023	$3,360,766	$—	$(12,587,550)	$—	$4,054,064	$2,938,499
2022	13,975,672	—	20,670,372	—	22,391,696(5)	22,135,106(5)
2021	10,249,968	—	15,287,848	—	4,467,484	6,925,640
2020	10,767,887	9,474,478	8,033,239	10,483,365	4,826,593	5,421,605
Year	Value of Initial Fixed $100 Investment Based on:		Company Net Income (dollars in millions)	Company Adjusted Operating Income(9) (dollars in millions)
	Company Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)(8)
2023	$159.31	$156.96	$(998.4)	$1,784.8
2022	172.70	154.16	1,615.4	2,311.5
2021	147.57	156.09	1,327.9	1,852.6
2020	116.76	127.02	1,341.9	2,186.8

(1)
Richard Dreiling became our principal executive officer at the beginning of fiscal year 2023. Michael Witynski was our principal executive officer from July 20, 2020 through the end of fiscal 2022.

(2)
Gary Philbin was our principal executive officer prior to the beginning of fiscal year 2020 until July 20, 2020.

(3)
The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation actually paid to our principal executive officer during each of the years in question:

Adjustments to determine compensation actually paid for principal executive officer	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	—
Increase for fair value of awards granted during year that remained unvested at year-end	—
Increase for fair value of awards granted during year that vested during year	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(12,758,656)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(3,189,660)
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting	—

(4)
During 2023, our remaining named executive officers consisted of Michael Creedon, Jr., Jeffrey Davis, Lawrence Gatta, Jr., and Richard McNeely. During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely. During 2020, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Richard McNeely and Thomas O’Boyle, Jr.

(5)
Mr. Dreiling was a NEO for fiscal year 2022 but was not appointed as principal executive officer until the beginning of fiscal year 2023. As a result, Mr. Dreiling’s compensation for 2022 has been included in the amounts for non-principal executive officer NEOs for 2022, including the value of a one-time award of options to Mr. Dreiling to purchase 2,252,587 shares of Company common stock with an exercise price per share of $157.17 as an employment inducement in connection with his appointment as Executive Chairman in March 2022.

(6)
The following table sets forth the adjustments made during each year represented in the table above to arrive at average compensation actually paid to our remaining named executive officers during each of the years in question:

Adjustments to determine compensation actually paid for remaining named executive officers	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,849,821)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(462,477)
Deduction for fair value of awards granted in a prior year that were forfeited during year	—
Increase for fair value of awards granted during year that remained unvested at year-end	1,444,647	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(95,344)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(152,570)
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting	—

(7)
These columns represent cumulative shareholder return on our common stock and on the Company’s benchmarking peer group for 2023, assuming a fixed investment of $100 on January 31, 2020, in our common stock. The stock price performance shown in the table is not necessarily indicative of future price performance.

(8)
The Company’s benchmarking peer group in 2023 included the following sixteen companies (the “2023 Peer Group”): Albertsons Companies, Inc., Autozone, Inc., BJ’s Wholesale Club Holdings, Inc., Burlington Stores, Inc., Dollar General Corporation, Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Target Corporation, The Gap, Inc., The Kroger Co., The TJX Companies, Inc., Tractor Supply Company and Walgreens Boots Alliance. The Company’s benchmarking peer group in 2021 and 2022 included the following eighteen companies (the “2021/2022 Peer Group”): Bed Bath & Beyond, Inc., Best Buy Co., Inc., BJ’s Wholesale Club Holdings, Inc., Dollar General Corporation, Gap, Inc., Genuine Parts Company, Home Depot, Inc., Kohls Corporation, Lowe’s Companies, Inc., Macy’s Inc., McDonalds Corporation, Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Starbucks Corporation, Target Corporation, TJX Companies, Inc. and Tractor Supply Company. The Company established the 2023 Peer Group in September 2022 following a review and evaluation, with the assistance of Meridian, of the peer group used for executive compensation, as discussed in “Compensation Discussion and Analysis—Compensation Governance—Use of Peer Group on page 48. Had the Company maintained the 2021/2022 Peer Group in fiscal year 2023 then the cumulative total shareholder return for the 2021/2022 Peer Group, assuming a fixed investment of $100 on January 31, 2020, would have been $120.83, $150.43 , $148.04 and $156.81 in 2020, 2021, 2022 and 2023, respectively.
(9)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 40.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Richard Dreiling became our principal executive officer at the beginning of fiscal year 2023. Michael Witynski was our principal executive officer from July 20, 2020 through the end of fiscal 2022.

(2)
Gary Philbin was our principal executive officer prior to the beginning of fiscal year 2020 until July 20, 2020.
(4)
During 2023, our remaining named executive officers consisted of Michael Creedon, Jr., Jeffrey Davis, Lawrence Gatta, Jr., and Richard McNeely. During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely. During 2020, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Richard McNeely and Thomas O’Boyle, Jr.

Peer Group Issuers, Footnote
(8)
The Company’s benchmarking peer group in 2023 included the following sixteen companies (the “2023 Peer Group”): Albertsons Companies, Inc., Autozone, Inc., BJ’s Wholesale Club Holdings, Inc., Burlington Stores, Inc., Dollar General Corporation, Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Target Corporation, The Gap, Inc., The Kroger Co., The TJX Companies, Inc., Tractor Supply Company and Walgreens Boots Alliance. The Company’s benchmarking peer group in 2021 and 2022 included the following eighteen companies (the “2021/2022 Peer Group”): Bed Bath & Beyond, Inc., Best Buy Co., Inc., BJ’s Wholesale Club Holdings, Inc., Dollar General Corporation, Gap, Inc., Genuine Parts Company, Home Depot, Inc., Kohls Corporation, Lowe’s Companies, Inc., Macy’s Inc., McDonalds Corporation, Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., Starbucks Corporation, Target Corporation, TJX Companies, Inc. and Tractor Supply Company. The Company established the 2023 Peer Group in September 2022 following a review and evaluation, with the assistance of Meridian, of the peer group used for executive compensation, as discussed in “Compensation Discussion and Analysis—Compensation Governance—Use of Peer Group on page 48. Had the Company maintained the 2021/2022 Peer Group in fiscal year 2023 then the cumulative total shareholder return for the 2021/2022 Peer Group, assuming a fixed investment of $100 on January 31, 2020, would have been $120.83, $150.43 , $148.04 and $156.81 in 2020, 2021, 2022 and 2023, respectively.

Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation actually paid to our principal executive officer during each of the years in question:

Adjustments to determine compensation actually paid for principal executive officer	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—
Deduction for fair value of awards granted in a prior year that were forfeited during year	—
Increase for fair value of awards granted during year that remained unvested at year-end	—
Increase for fair value of awards granted during year that vested during year	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(12,758,656)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(3,189,660)
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting	—

Non-PEO NEO Average Total Compensation Amount	$ 4,054,064	$ 22,391,696	$ 4,467,484	$ 4,826,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,938,499	22,135,106	6,925,640	5,421,605
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Mr. Dreiling was a NEO for fiscal year 2022 but was not appointed as principal executive officer until the beginning of fiscal year 2023. As a result, Mr. Dreiling’s compensation for 2022 has been included in the amounts for non-principal executive officer NEOs for 2022, including the value of a one-time award of options to Mr. Dreiling to purchase 2,252,587 shares of Company common stock with an exercise price per share of $157.17 as an employment inducement in connection with his appointment as Executive Chairman in March 2022.

(6)
The following table sets forth the adjustments made during each year represented in the table above to arrive at average compensation actually paid to our remaining named executive officers during each of the years in question:

Adjustments to determine compensation actually paid for remaining named executive officers	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,849,821)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(462,477)
Deduction for fair value of awards granted in a prior year that were forfeited during year	—
Increase for fair value of awards granted during year that remained unvested at year-end	1,444,647	—
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	(95,344)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(152,570)
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting	—

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table lists the financial performance measures which in our assessment represent the most important financial performance metrics used by the Company to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year.
Important Financial Performance Metrics
Adjusted Total Revenue
Adjusted Operating Income
Adjusted Earnings Per Share

Total Shareholder Return Amount	$ 159.31	172.7	147.57	116.76
Peer Group Total Shareholder Return Amount	156.96	154.16	156.09	127.02
Net Income (Loss)	$ (998,400,000)	$ 1,615,400,000	$ 1,327,900,000	$ 1,341,900,000
Company Selected Measure Amount	1,784.8	2,311.5	1,852.6	2,186.8
PEO Name	Richard Dreiling
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares		2,252,587
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 157.17
Cumulative Total Shareholder Return for the 2023 Peer Group	$ 156.81	$ 148.04	$ 150.43	$ 120.83
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Total Revenue
Non-GAAP Measure Description
(9)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 40.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Mr. Dreiling [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,360,766	13,975,672	10,249,968	10,767,887
PEO Actually Paid Compensation Amount	(12,587,550)	20,670,372	15,287,848	8,033,239
Gary Philbin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,474,478
PEO Actually Paid Compensation Amount				$ 10,483,365
PEO | Mr. Dreiling [Member] | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,758,656)
PEO | Mr. Dreiling [Member] | Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,189,660)
PEO | Mr. Dreiling [Member] | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Dreiling [Member] | Increase based on dividends or other earnings paid during year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,849,821)
Non-PEO NEO | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(462,477)
Non-PEO NEO | Deduction for fair value of awards granted in a prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,444,647
Non-PEO NEO | Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,344)
Non-PEO NEO | Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,570)
Non-PEO NEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase based on dividends or other earnings paid during year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount